CONVERTIBLE BONDS (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Sep. 14, 2021	Jul. 30, 2019	Sep. 14, 2018	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Interest rate				50.00%
Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt			$ 7,500,000
Accrued interest						$ 468,076	$ 320,037
Principal amount of debt						21,000,000	26,000,000
Debt discount						4,246,810	377,901
Amortization of debt discount				$ 1,760,426	$ 266,754	2,814,474	533,508
Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt	$ 22,500,000		$ 30,000,000
Interest rate			12.00%
Debt instrument maturity date			Sep. 14, 2021
Conversion price			$ 12,870.50
Principal amount of debt							22,500,000
Debt amount redemption, description						By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages
Loss on extinguishment of debt	119,155
Debt discount						$ 2,134,031
Amended and Restated Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt	$ 27,000,000
Interest rate	15.00%
Debt instrument maturity date	Sep. 14, 2023
Accrued interest	$ 4,500,000
Increased interest rate	24.00%
Convertible Bond B [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Principal amount of debt	$ 18,000,000					20,000,000
Debt discount						6,634,030
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Debt redemption amount	7,000,000
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Debt redemption amount	5,000,000
Convertible Bond C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Principal amount of debt						1,000,000
Debt instrument redeemed bond	7,000,000
Debt instrument addition bond	$ 1,000,000
Debt discount						49,353
Convertible Bond D [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Interest rate		12.00%
Debt instrument maturity date		Jul. 16, 2021
Principal amount of debt		$ 3,500,000					$ 3,500,000